Washington Mutual Investors FundSM
Investment portfolio
July 31, 2021
unaudited
Common stocks 96.44% Energy 4.86%	Shares	Value (000)
Baker Hughes Co., Class A	36,375,045	$772,606
Cabot Oil & Gas Corp.	16,746,650	267,946
Chevron Corp.	18,496,705	1,883,150
ConocoPhillips	13,475,912	755,460
DT Midstream, Inc.[1]	995,763	42,220
Enbridge, Inc.	33,657,299	1,324,415
EOG Resources, Inc.	10,124,630	737,681
Exxon Mobil Corp.	7,509,315	432,311
Pioneer Natural Resources Company	7,085,039	1,029,952
TC Energy Corp.	4,375,891	213,237
Valero Energy Corp.	3,187,533	213,469
		7,672,447
Materials 4.36%
Air Products and Chemicals, Inc.	1,997,265	581,264
Corteva, Inc.	2,987,875	127,821
Dow Inc.	30,095,683	1,870,748
Huntsman Corp.	6,988,277	184,560
Linde PLC	815,922	250,806
LyondellBasell Industries NV	14,249,941	1,415,447
Nucor Corp.	9,824,328	1,021,926
Packaging Corporation of America	1,095,991	155,083
PPG Industries, Inc.	1,116,658	182,596
Rio Tinto PLC (ADR)[2]	5,989,882	516,987
Sherwin-Williams Company	359,596	104,653
Vulcan Materials Co.	2,659,330	478,653
		6,890,544
Industrials 10.24%
ABB, Ltd. (ADR)[2]	13,381,738	490,039
Air Lease Corp., Class A	2,540,433	107,613
Caterpillar, Inc.	5,116,080	1,057,750
CSX Corp.	49,467,153	1,598,778
Cummins, Inc.	415,090	96,342
Emerson Electric Co.	3,215,339	324,396
Equifax, Inc.	1,736,685	452,580
FedEx Corp.	355,929	99,642
HEICO Corp.	925,546	125,180
Honeywell International, Inc.	8,727,868	2,040,488
Johnson Controls International PLC	1,661,658	118,676
L3Harris Technologies, Inc.	5,423,505	1,229,726
Lockheed Martin Corp.	4,029,846	1,497,773
Nidec Corp. (ADR)[2]	1,774,227	49,980
Norfolk Southern Corp.	3,464,433	893,235
Northrop Grumman Corp.	4,712,093	1,710,584
PACCAR, Inc.	8,306,199	689,331
Parker-Hannifin Corp.	1,215,750	379,351
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Raytheon Technologies Corp.	6,647,306	$577,983
RELX PLC (ADR)	7,172,165	212,511
Republic Services, Inc.	2,195,448	259,853
Rockwell Automation	363,000	111,593
Trinity Industries, Inc.	1,812,710	49,143
Union Pacific Corp.	6,021,807	1,317,331
United Parcel Service, Inc., Class B	1,263,221	241,730
Waste Connections, Inc.	3,423,429	433,714
		16,165,322
Consumer discretionary 5.81%
Amazon.com, Inc.[1]	114,741	381,811
Chipotle Mexican Grill, Inc.[1]	192,318	358,373
Darden Restaurants, Inc.	6,477,944	945,002
Dollar General Corp.	1,505,690	350,284
Domino’s Pizza, Inc.	94,797	49,815
General Motors Company[1]	30,153,071	1,713,901
Home Depot, Inc.	9,105,239	2,988,248
Marriott International, Inc., Class A1	1,361,161	198,702
McDonald’s Corp.	351,928	85,416
NIKE, Inc., Class B	1,060,693	177,677
Royal Caribbean Cruises, Ltd.[1]	1,065,481	81,904
Starbucks Corp.	863,061	104,801
TJX Companies, Inc.	3,311,607	227,872
VF Corp.	10,995,737	881,858
Wynn Resorts, Ltd.[1]	4,700,000	462,151
YUM! Brands, Inc.	1,294,734	170,115
		9,177,930
Consumer staples 5.29%
Archer Daniels Midland Company	12,516,833	747,505
Church & Dwight Co., Inc.	4,356,735	377,206
Conagra Brands, Inc.	22,090,655	739,816
Costco Wholesale Corp.	673,237	289,303
Danone (ADR)[2]	6,268,055	92,266
General Mills, Inc.	2,882,247	169,649
Hormel Foods Corp.	10,200,000	473,076
Keurig Dr Pepper, Inc.	28,368,447	998,853
Kimberly-Clark Corp.	756,414	102,661
Kraft Heinz Company	10,232,321	393,637
Kroger Co.	1,049,309	42,707
Mondelez International, Inc.	13,981,561	884,474
Nestlé SA (ADR)	12,242,238	1,550,608
Procter & Gamble Company	2,895,846	411,876
Reckitt Benckiser Group PLC (ADR)[2]	25,334,279	392,783
Unilever PLC (ADR)	5,248,111	301,924
Walgreens Boots Alliance, Inc.	7,984,420	376,465
		8,344,809
Health care 16.38%
Abbott Laboratories	9,938,108	1,202,312
Anthem, Inc.	2,265,146	869,839
AstraZeneca PLC (ADR)[2]	21,771,358	1,246,192
Baxter International, Inc.	4,729,743	365,846
Cigna Corp.	4,124,893	946,622
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
CVS Health Corp.	33,837,850	$2,786,885
Danaher Corp.	3,245,090	965,382
Edwards Lifesciences Corp.[1]	1,323,223	148,558
Eli Lilly and Company	4,478,785	1,090,584
Gilead Sciences, Inc.	22,821,733	1,558,496
GlaxoSmithKline PLC (ADR)[2]	9,774,580	392,352
Humana Inc.	4,104,936	1,748,128
Johnson & Johnson	16,304,802	2,807,687
Medtronic PLC	1,199,477	157,503
Merck & Co., Inc.	3,158,237	242,774
Molina Healthcare, Inc.[1]	60,558	16,533
Novartis AG (ADR)	438,335	40,498
Novo Nordisk A/S, Class B (ADR)	2,160,151	200,030
Organon & Co.[1]	58,700	1,703
Pfizer, Inc.	63,020,361	2,697,902
Roche Holding AG (ADR)	2,809,317	135,578
Thermo Fisher Scientific, Inc.	890,296	480,769
UnitedHealth Group, Inc.	13,009,113	5,362,616
Viatris, Inc.	3,996,904	56,236
Zimmer Biomet Holdings, Inc.	793,874	129,735
Zoetis, Inc., Class A	995,058	201,698
		25,852,458
Financials 18.17%
Bank of America Corp.	33,812,974	1,297,066
Bank of Nova Scotia	8,794,481	549,127
BlackRock, Inc.	4,094,974	3,551,039
Brookfield Asset Management, Inc., Class A	3,871,145	209,003
Capital One Financial Corp.	8,038,400	1,299,809
Carlyle Group, Inc.	8,631,579	435,636
Chubb, Ltd.	9,783,979	1,650,949
Citigroup, Inc.	12,966,704	876,809
Citizens Financial Group, Inc.	5,473,648	230,769
CME Group, Inc., Class A	14,017,033	2,973,433
Discover Financial Services	10,269,834	1,276,746
Everest Re Group, Ltd.	371,755	93,991
Fifth Third Bancorp	3,363,308	122,054
Intercontinental Exchange, Inc.	8,947,118	1,072,133
JPMorgan Chase & Co.	19,122,972	2,902,485
KeyCorp	16,038,006	315,307
KKR & Co., Inc.	5,092,363	324,689
Marsh & McLennan Companies, Inc.	22,921,478	3,374,500
Moody’s Corp.	912,360	343,047
Nasdaq, Inc.	4,048,854	756,043
PNC Financial Services Group, Inc.	10,559,811	1,926,215
Regions Financial Corp.	12,813,414	246,658
S&P Global, Inc.	1,795,942	769,956
Toronto-Dominion Bank	9,590,082	637,261
Travelers Companies, Inc.	5,071,202	755,203
Truist Financial Corp.	12,808,910	697,189
		28,687,117
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks (continued) Information technology 18.37%	Shares	Value (000)
Analog Devices, Inc.	356,988	$59,767
Apple, Inc.	8,687,190	1,267,114
Applied Materials, Inc.	3,868,204	541,278
ASML Holding NV (New York registered) (ADR)	2,313,833	1,774,108
Automatic Data Processing, Inc.	2,927,735	613,741
Broadcom, Inc.	16,143,799	7,836,200
EPAM Systems, Inc.[1]	183,487	102,716
Fidelity National Information Services, Inc.	6,898,222	1,028,180
Intel Corp.	45,925,797	2,467,134
Jack Henry & Associates, Inc.	350,175	60,962
KLA Corp.	1,453,570	506,075
Mastercard, Inc., Class A	1,300,571	501,942
Micron Technology, Inc.[1]	42,476	3,295
Microsoft Corp.	32,285,516	9,198,466
Motorola Solutions, Inc.	899,502	201,417
NetApp, Inc.	4,576,367	364,233
Paychex, Inc.	3,002,522	341,747
SAP SE (ADR)[2]	1,185,196	170,336
TE Connectivity, Ltd.	3,141,721	463,310
Texas Instruments, Inc.	1,125,194	214,484
Visa, Inc., Class A	5,194,168	1,279,791
		28,996,296
Communication services 8.04%
Activision Blizzard, Inc.	806,468	67,437
Alphabet, Inc., Class A1	353,600	952,786
Alphabet, Inc., Class C1	520,158	1,406,726
AT&T, Inc.	10,000,000	280,500
Comcast Corp., Class A	122,389,464	7,200,172
Electronic Arts, Inc.	605,243	87,131
Facebook, Inc., Class A1	3,982,319	1,418,900
Verizon Communications, Inc.	22,877,253	1,276,093
		12,689,745
Utilities 2.84%
American Electric Power Company, Inc.	1,999,589	176,204
CMS Energy Corp.	4,943,183	305,439
Dominion Energy, Inc.	1,996,105	149,448
DTE Energy Company	3,785,924	444,165
Edison International	2,537,121	138,273
Entergy Corp.	1,309,266	134,750
Evergy, Inc.	1,552,158	101,232
Exelon Corp.	22,259,725	1,041,755
NextEra Energy, Inc.	4,659,652	362,987
Public Service Enterprise Group, Inc.	3,747,100	233,182
Sempra Energy	6,849,219	894,850
Xcel Energy, Inc.	7,270,620	496,220
		4,478,505
Real estate 2.08%
Alexandria Real Estate Equities, Inc. REIT	3,004,137	604,853
American Tower Corp. REIT	1,077,568	304,736
Boston Properties, Inc. REIT	1,820,000	213,632
Digital Realty Trust, Inc. REIT	7,388,631	1,139,032
Extra Space Storage, Inc. REIT	922,810	160,698
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Mid-America Apartment Communities, Inc. REIT	2,187,209	$422,350
Regency Centers Corp. REIT	6,616,698	432,798
		3,278,099
Total common stocks (cost: $86,192,490,000)		152,233,272
Convertible stocks 0.84% Health care 0.23%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[2]	2,968,108	166,867
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	119,380	191,320
		358,187
Financials 0.08%
KKR & Co., Inc., Series C, 6.00% convertible preferred shares	1,497,561	124,357
Information technology 0.28%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	289,766	447,497
Utilities 0.25%
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	771,846	40,962
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	1,603,179	159,885
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	3,867,009	198,532
		399,379
Total convertible stocks (cost: $1,049,858,000)		1,329,420
Short-term securities 2.91% Money market investments 2.52%
Capital Group Central Cash Fund 0.05%[3,4]	39,782,129	3,978,611
Money market investments purchased with collateral from securities on loan 0.39%
Capital Group Central Cash Fund 0.05%[3,4,5]	2,877,869	287,816
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[3,5]	101,000,000	101,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[3,5]	95,000,000	95,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[3,5]	81,905,717	81,905
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[3,5]	17,800,000	17,800
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[3,5]	11,800,000	11,800
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[3,5]	5,900,000	5,900
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[3,5]	5,900,000	5,900
		607,121
Total short-term securities (cost: $4,585,331,000)		4,585,732
Total investment securities 100.19% (cost: $91,827,679,000)		158,148,424
Other assets less liabilities (0.19%)		(300,716)
Net assets 100.00%		$157,847,708
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Investments in affiliates4

	Value of affiliates at 5/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Wynn Resorts, Ltd.[1,6]	$827,301	$20,021	$225,773	$2,938	$(162,336)	$—	$—
Short-term securities 2.70%
Money market investments 2.52%
Capital Group Central Cash Fund 0.05%[3]	3,739,005	3,062,394	2,822,765	(131)	108	3,978,611	541
Money market investments purchased with collateral from securities on loan 0.18%
Capital Group Central Cash Fund 0.05%[3,5]	115,517	172,299[7]				287,816	—[8]
Total short-term securities						4,266,427
Total 2.70%				$2,807	$(162,228)	$4,266,427	$541
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $979,719,000, which represented .62% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 7/31/2021.
[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Unaffiliated issuer at 7/31/2021.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Washington Mutual Investors Fund — Page 6 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2021, all of the fund’s investments were classified as Level 1.
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-001-0921O-S85315	Washington Mutual Investors Fund — Page 7 of 7